Related-Party Transactions - Transactions with Associates, Joint Ventures and Other Entities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Assets:
Loans and advances	¥ 97,714,938	¥ 94,671,818
Others	4,945,631	4,272,630
Liabilities:
Deposits	155,493,654	138,431,418
Others	8,777,502	7,601,355
Income statements:
Expense (interest expense and others)	1,962,994	2,185,192	¥ 2,255,470
Associates, joint ventures, and other entities [Member]
Assets:
Loans and advances	1,857,585	1,693,161
Others	78,410	115,885
Liabilities:
Deposits	192,010	208,978
Others	74,907	116,015
Income statements:
Income (interest income, fee and commission income, and others)	55,409	68,752	38,713
Expense (interest expense and others)	¥ 34,811	¥ 26,049	¥ 25,799